INCOME TAX BENEFIT/(EXPENSE) - (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
INCOME TAX BENEFIT/(EXPENSE)
PRC corporate income tax		¥ 755,215	¥ 844,896	¥ 503,233
Deferred tax (benefit)/expense		67,284	(201,162)	(99,334)
Income tax (expense)/benefit	$ 119,628	¥ 822,499	¥ 643,734	¥ 403,899
Corporate income tax rate	25.00%	25.00%	25.00%	25.00%
Tax concessions including a preferred tax rate	15.00%	15.00%	15.00%	15.00%